UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2020

Item 1.	Reports to Stockholders

Fidelity® Emerging Markets Multifactor ETF
(formerly Fidelity® Targeted Emerging Markets Factor ETF)
Fidelity® International High Dividend ETF
Fidelity® International Multifactor ETF
(formerly Fidelity® Targeted International Factor ETF)
Fidelity® International Value Factor ETF
Annual Report
October 31, 2020

See the inside front cover for important information
about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.
Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose ‘no’ under Required Disclosures to continue print)	1-800-343-0860

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2020 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
3	Annual Report

Note to Shareholders:
Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.
In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.
The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.
Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
Annual Report	4

Market Recap
The MSCI ACWI (All Country World Index) ex USA Index returned -2.46% for the 12 months ending October 31, 2020, in what was a bumpy ride for non-U.S. equities, marked by a steep but brief decline due to the early-2020 outbreak and spread of the coronavirus, followed by a sharp upturn. Declared a pandemic on March 11, the crisis and containment efforts caused broad contraction in economic activity, elevated volatility and dislocation in financial markets. A historically rapid and expansive monetary- and fiscal-policy response around the world provided a partial offset to the economic disruption. Other supporting factors included resilient corporate earnings and near-term potential for a COVID-19 vaccine breakthrough. This was evident in the index’s 12.28% gain in the final six months of the year. Currency fluctuation generally boosted foreign developed-markets equities for the year, while the reverse was true for emerging-markets stocks. Late in the period, the index was pressured by a second wave of COVID-19 cases in some regions, and stretched valuations and crowded positioning in big tech. For the full year, the U.K. (-22%), Asia Pacific ex Japan (-8%), Canada (-5%) and Europe ex U.K. (-4%) notably lagged. Emerging markets (+9%) and Japan (+1%) outperformed. By sector, energy (-38%), financials and real estate (-20% each) lagged, whereas information technology (+ 25%) and communication services (+15%) topped the index.
5	Annual Report

Fidelity® Emerging Markets Multifactor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Emerging Markets Multifactor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on Cboe BZX Exchange, Inc. (CboeBZX) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on CboeBZX. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended October 31, 2020
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Emerging Markets Multifactor ETF – NAVA	-4.03%	-2.04%
Fidelity Emerging Markets Multifactor ETF – Market PriceB	-3.40%	-1.41%
Fidelity Emerging Markets Multifactor IndexA	-3.54%	-1.23%
MSCI Emerging Markets IndexA	8.27%	4.80%
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Emerging Markets Multifactor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From February 26, 2019.
B	From February 28, 2019, date initially listed on the CboeBZX exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Emerging Markets Multifactor ETF – NAV on February 26, 2019, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity Emerging Markets Multifactor Index and the MSCI Emerging Markets Index performed over the same period.
Annual Report	6

Fidelity® Emerging Markets Multifactor ETF
Management’s Discussion of Fund Performance
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending October 31, 2020, the exchange-traded fund’s (ETF) net asset value returned -4.03%, and its market price generated a result of -3.40%. This compares with a return of -3.54% for the Fidelity Emerging Markets Multifactor Index, designed to reflect the performance of large and mid-capitalization emerging markets companies with attractive valuations, high quality profiles, positive momentum signals, lower volatility than the broader emerging markets equity market, and lower correlation to the U.S. equity market. Individually, the largest detractor was China Resources Pharmaceutical Group (-45%), a Hong Kong-based drug maker that in April reported earnings that trailed analysts’ expectations. Brazilian brewing company Ambev (-50%) struggled along with the country’s broader economy and also issued weak earnings guidance for the first quarter of 2020. Other notable detractors included Motus Holdings (-63%), a South African automotive-related holding company; airport operator Airports of Thailand (-35%); and Hong Kong-based utility Guangdong Investments (-29%). On the positive side, the biggest individual contributor was Alibaba Group (+38%), driven by favorable quarterly financial results announced in mid-August. Adding further value was Taiwan Semiconductor Manufacturing Co., whose shares rose 58%, aided by strong customer demand for chip manufacturing services, particularly among global technology companies. Indian pharmaceutical company Divi’s Laboratories (+72%) saw its stock rise sharply in August after the company reported strong quarterly profit growth. Of final note, South Korean semiconductor and electronics giant Samsung Electronics (+18%) benefited from strong customer demand as well as an expected recovery in memory pricing.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
7	Annual Report

Fidelity® Emerging Markets Multifactor ETF
Investment Summary (Unaudited)
Geographic Diversification as of October 31, 2020

Top Ten Stocks as of October 31, 2020
% of fund's net assets
Alibaba Group Holding Ltd. ADR	5.8
Tencent Holdings Ltd.	4.8
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6
Samsung Electronics Co. Ltd.	3.5
Divi's Laboratories Ltd.	1.4
Manila Electric Co.	1.3
Kumho Petrochemical Co. Ltd.	1.3
Pidilite Industries Ltd.	1.2
Petronas Gas Bhd	1.1
Lotte Chemical Corp.	1.1
25.1
Top Market Sectors as of October 31, 2020
% of fund's net assets
Financials	15.4
Consumer Discretionary	14.4
Information Technology	14.2
Materials	12.1
Consumer Staples	9.5
Communication Services	9.5
Industrials	9.1
Health Care	8.1
Utilities	6.3
Energy	1.2

Asset Allocation as of October 31, 2020
	% of funds's net assets
Stocks		99.8%
Net Other Assets (Liabilities)	0.2%

Annual Report	8

Fidelity® International High Dividend ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® International High Dividend ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended October 31, 2020
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity International High Dividend ETF – NAVA	-24.98%	-13.01%
Fidelity International High Dividend ETF – Market PriceB	-24.25%	-13.24%
Fidelity International High Dividend IndexA	-24.70%	-12.64%
MSCI World ex USA IndexA	-6.60%	-3.50%
Average annual total returns represent just that – the average return on an annual basis for Fidelity® International High Dividend ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From January 16, 2018.
B	From January 18, 2018, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity International High Dividend ETF – NAV on January 16, 2018, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity International High Dividend Index and the MSCI World ex USA Index performed over the same period.
9	Annual Report

Fidelity® International High Dividend ETF
Management’s Discussion of Fund Performance
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending October 31, 2020, the exchange-traded fund’s (ETF) net asset value returned -24.98%, and its market price generated a result of -24.25%. This compares with a return of -24.70% for the Fidelity International High Dividend Index, designed to reflect the performance of large and mid-capitalization developed international high dividend-paying stocks that are expected to continue to pay and grow their dividends. In a difficult market environment shaped by the COVID-19 pandemic, 10 of the 11 sectors in the Fidelity index fell in value over the 12 months, with energy (-46%) and real estate (-30%) faring the worst, while health care, generating a slightly-better-than-flat return, led the way. Within the energy sector, notable detractors included U.K.-based Royal Dutch Shell (-56%) and BP (-57%), as well as Spain’s Repsol (-59%) and France-based Total (-38%), as pandemic-driven oil-price weakness and sluggish demand weighed on these stocks. Within real estate, the largest detractor was French mall operator Klepierre (-57%); stocks of mall owners struggled as the pandemic led to less in-person shopping and more competition from online retailers. A cap on energy prices in the U.K., combined with a falling gas price, weighed on the shares of U.K. utility Centrica (-53%). The drop in the gas price also hampered Australian utility AGL Energy (-32%). On the positive side, U.K. energy company SSE (+4%) was a top contributor, producing a strong gain in June as the company issued favorable earnings. On several occasions, Canadian asset manager CI Financial (+33%) beat analysts’ consensus earnings estimates, contributing to results. Other notable contributors the past 12 months included Australian conglomerate Wesfarmers (+11%), as well as Danske Bank (+23%) and BNP Paribas (+11%), banks based in Denmark and France, respectively.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	10

Fidelity® International High Dividend ETF
Investment Summary (Unaudited)
Geographic Diversification as of October 31, 2020

Top Ten Stocks as of October 31, 2020
% of fund's net assets
Toyota Motor Corp.	4.1
E.ON SE	3.9
Daito Trust Construction Co. Ltd.	3.7
Daimler AG	3.5
SSE PLC	3.5
UBS Group AG	2.9
Bayerische Motoren Werke AG	2.9
Wharf Real Estate Investment Co. Ltd.	2.7
AGL Energy Ltd.	2.7
Honda Motor Co. Ltd.	2.7
32.6
Top Market Sectors as of October 31, 2020
% of fund's net assets
Financials	22.9
Consumer Discretionary	17.5
Utilities	12.7
Real Estate	12.6
Energy	12.3
Health Care	7.5
Industrials	7.3
Consumer Staples	5.7
Materials	0.5
Information Technology	0.4

Asset Allocation as of October 31, 2020
	% of funds's net assets
Stocks and Equity Futures		100.0%
Short-Term Investments and Net Other Assets (Liabilities)	0.0%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

11	Annual Report

Fidelity® International Multifactor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® International Multifactor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on Cboe BZX Exchange, Inc. (CboeBZX) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on CboeBZX. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended October 31, 2020
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity International Multifactor ETF – NAVA	-5.73%	0.36%
Fidelity International Multifactor ETF – Market PriceB	-5.34%	0.79%
Fidelity International Multifactor IndexA	-5.37%	0.91%
MSCI World ex USA IndexA	-6.60%	-3.50%
Average annual total returns represent just that – the average return on an annual basis for Fidelity® International Multifactor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From February 26, 2019.
B	From February 28, 2019, date initially listed on the CboeBZX exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity International Multifactor ETF – NAV on February 26, 2019, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity International Multifactor Index and the MSCI World ex USA Index performed over the same period.
Annual Report	12

Fidelity® International Multifactor ETF
Management’s Discussion of Fund Performance
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending October 31, 2020, the exchange-traded fund’s (ETF) net asset value returned -5.73%, and its market price generated a result of -5.34%. This compares with a return of -5.37% for the Fidelity International Multifactor Index, designed to reflect the performance of large and mid-capitalization developed international companies with attractive valuations, high quality profiles, positive momentum signals, lower volatility than the broader developed international equity market, and lower correlation to the U.S. equity market. Individually, several of the biggest detractors came from the real estate sector (-23%), which among benchmark segments trailed only energy (-41%). Around the world, owners of commercial real estate struggled as investors worried how the COVID-19 pandemic would affect building occupancies and rental-income growth. This led to significant challenges for various real estate-owning companies, including Japan Prime Realty Investment (-38%), an owner of offices and other commercial properties; Aedifica (-27%), a Belgium-based real estate company focused on health care properties, apartment buildings and hotels; Nippon Building Fund (-32%), a Japanese real estate investment trust (REIT); and Hong Kong-based Link Real Estate Investment Trust (-25%), which owns various property types in Hong Kong and mainland China. Elsewhere, U.K.-based contract foodservice company Compass Group (-42%) struggled as stay-at-home orders related to the spread of COVID-19 weighed on the firm’s financial results. Other notable detractors included utility companies Hera (-33%) and Electric Power Development (-32%), based in Italy and Japan, respectively. On the positive side, the biggest individual contributor was M3 (+148%), a Japanese medical-information provider that benefited from strong demand for health care services. Shares of Japanese wireless communications provider NTT Docomo (+39%) gained sharply in September after Nippon Telegraph and Telephone (NTT) agreed to purchase the roughly one-third of NTT Docomo it didn’t already own. Adding further value was Japanese conglomerate Sony (+24%), due largely to strength from the company’s video gaming business. Also contributing was Denmark-based jewelry manufacturer and retailer Pandora (+63%) and smokeless-tobacco company Swedish Match (+63%).
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
13	Annual Report

Fidelity® International Multifactor ETF
Investment Summary (Unaudited)
Geographic Diversification as of October 31, 2020

Top Ten Stocks as of October 31, 2020
% of fund's net assets
Nestle S.A.	2.6
CLP Holdings Ltd.	1.4
PSP Swiss Property AG	1.4
Daito Trust Construction Co. Ltd.	1.4
Enel SpA	1.3
NTT DOCOMO, Inc.	1.3
Aedifica S.A.	1.2
Northland Power, Inc.	1.1
Roche Holding AG	1.1
Nippon Building Fund, Inc.	1.1
13.9
Top Market Sectors as of October 31, 2020
% of fund's net assets
Consumer Staples	16.0
Financials	12.5
Materials	12.5
Industrials	11.0
Communication Services	10.8
Utilities	8.6
Health Care	8.5
Real Estate	8.0
Consumer Discretionary	6.7
Information Technology	4.0
Energy	0.0
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Asset Allocation as of October 31, 2020
	% of funds's net assets
Stocks and Equity Futures		99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

Annual Report	14

Fidelity® International Value Factor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® International Value Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended October 31, 2020
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity International Value Factor ETF – NAVA	-16.32%	-8.49%
Fidelity International Value Factor ETF – Market PriceB	-15.69%	-8.81%
Fidelity International Value Factor IndexA	-15.82%	-8.03%
MSCI World ex USA IndexA	-6.60%	-3.50%
Average annual total returns represent just that – the average return on an annual basis for Fidelity® International Value Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From January 16, 2018.
B	From January 18, 2018, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity International Value Factor ETF – NAV on January 16, 2018, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity International Value Factor Index and the MSCI World ex USA Index performed over the same period.
15	Annual Report

Fidelity® International Value Factor ETF
Management’s Discussion of Fund Performance
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending October 31, 2020, the exchange-traded fund’s (ETF) net asset value returned -16.32%, and its market price generated a result of -15.69%. This compares with a return of -15.82% for the Fidelity International Value Factor IndexSM, designed to reflect the performance of large and mid-capitalization developed international stocks with attractive valuations. In a difficult market environment shaped by the COVID-19 pandemic, all of the 11 sectors in the Fidelity index fell in value the past 12 months, with energy (-45%), communication services (-26%) and financials (-23%) faring the worst. Within energy, notable detractors included U.K.-based Royal Dutch Shell (-56%) and France-based Total (-39%), as pandemic-driven oil-price weakness and sluggish demand weighed on these stocks. Within the financials sector, Spain-based Banco Santander was the biggest detractor, returning -47%. Airlines, including Air Canada (-66%), Spain’s International Consolidated Airlines Group (-69%) and Germany’s Lufthansa (-41%), encountered challenging business conditions as demand for air travel plunged with the spread of COVID-19. Similarly, demand for cruise travel dried up, weighing on the shares of U.K.-based cruise operator Carnival (-69%). In contrast, the leading contributor was Japanese conglomerate Sony, whose shares rose about 35% due largely to strength from the company’s video gaming business. Increased optimism about the prospect of recovery for Danish jewelry manufacturer Pandora (+37%) lifted the company’s stock. Other notable contributors included German residential property owner Vonovia (+24%) and French industrial company Schneider Electric (+36%), an operator of energy management systems that has benefited as demand has grown for its digital-automation and carbon-emissions-monitoring products.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	16

Fidelity® International Value Factor ETF
Investment Summary (Unaudited)

Geographic Diversification as of October 31, 2020

Top Ten Stocks as of October 31, 2020
% of fund's net assets
Nestle S.A.	2.7
Roche Holding AG	2.0
Nutrien Ltd.	1.8
Novartis AG	1.7
Sony Corp.	1.6
Fiat Chrysler Automobiles N.V.	1.4
Shin-Etsu Chemical Co. Ltd.	1.4
Volvo AB Class B	1.4
UBS Group AG	1.4
AIA Group Ltd.	1.3
16.7
Top Market Sectors as of October 31, 2020
% of fund's net assets
Financials	17.4
Industrials	15.9
Health Care	12.7
Consumer Staples	11.1
Consumer Discretionary	11.0
Materials	8.5
Information Technology	7.7
Communication Services	4.7
Utilities	3.8
Energy	3.6
Real Estate	2.9

Asset Allocation as of October 31, 2020
	% of funds's net assets
Stocks and Equity Futures		99.9%
Net Other Assets (Liabilities)	0.1%

17	Annual Report

Fidelity® Emerging Markets Multifactor ETF
Schedule of Investments October 31, 2020
Showing Percentage of Net Assets
Common Stocks – 98.4%
	Shares	Value
BERMUDA – 1.0%
China Resources Gas Group Ltd.	20,000	$ 86,656
Cosan Ltd. Class A	403	5,533
TOTAL BERMUDA		92,189
BRAZIL – 3.1%
Ambev S.A.	34,700	73,300
B3 S.A. - Brasil Bolsa Balcao	4,800	42,497
BB Seguridade Participacoes S.A.	6,200	25,462
Cosan S.A.	500	5,636
Lojas Renner S.A.	5,970	38,775
Vale S.A.	9,500	99,762
TOTAL BRAZIL		285,432
CAYMAN ISLANDS – 20.6%
Alibaba Group Holding Ltd. ADR (a)	1,750	533,207
ANTA Sports Products Ltd.	5,000	54,998
Arco Platform Ltd. Class A (a)	26	886
Autohome, Inc. ADR	295	28,187
Baozun, Inc. ADR (a)	46	1,683
China Medical System Holdings Ltd.	74,000	77,484
China Meidong Auto Holdings Ltd.	12,000	48,976
China Yuhua Education Corp. Ltd. (b)	34,000	26,876
Fu Shou Yuan International Group Ltd.	32,000	32,929
GSX Techedu, Inc. (a)	23	1,528
Hengan International Group Co. Ltd.	10,000	69,311
Huazhu Group Ltd. ADR	122	4,835
JD.com, Inc. ADR (a)	975	79,482
Kingboard Laminates Holdings Ltd.	30,500	48,533
Kingdee International Software Group Co. Ltd. (a)	14,000	36,738
NetEase, Inc. ADR	615	53,376
New Oriental Education & Technology Group, Inc. ADR (a)	133	21,331
NIO, Inc. ADR (a)	910	27,828
Parade Technologies Ltd.	1,000	38,107
Pinduoduo, Inc. ADR (a)	405	36,442
SINA Corp. (a)	594	25,453
TAL Education Group ADR (a)	433	28,777
Tencent Holdings Ltd.	5,800	442,020
Topsports International Holdings Ltd. (b)	28,000	38,273
Trip.com Group Ltd. ADR (a)	477	13,719
Vipshop Holdings Ltd. ADR (a)	432	9,245
Want Want China Holdings Ltd.	112,000	73,946
XD, Inc. (a)	800	3,869
Yadea Group Holdings Ltd. (b)	34,000	48,491
TOTAL CAYMAN ISLANDS		1,906,530
CHINA – 8.3%
Agricultural Bank of China Ltd. Class H	97,000	32,772

	Shares	Value

A-Living Services Co. Ltd. Class H (b)	16,250	$ 68,102
Anhui Conch Cement Co. Ltd. Class H	11,500	71,700
Bank of China Ltd. Class H	152,000	48,021
China Construction Bank Corp. Class H	139,000	95,895
China Minsheng Banking Corp. Ltd. Class H	37,000	20,230
China Pacific Insurance Group Co. Ltd. Class H	10,000	31,142
China Shenhua Energy Co. Ltd. Class H	7,500	12,960
China Telecom Corp. Ltd. Class H	26,000	8,181
GF Securities Co. Ltd. Class H	17,000	21,900
Guotai Junan Securities Co. Ltd. Class H (b)	12,600	16,378
Industrial & Commercial Bank of China Ltd. Class H	128,000	71,965
Jiangsu Expressway Co. Ltd. Class H	88,000	87,945
Livzon Pharmaceutical Group, Inc. Class H	18,700	82,470
PICC Property & Casualty Co. Ltd. Class H	30,000	20,271
Postal Savings Bank of China Co. Ltd. Class H (b)	44,000	21,561
The People's Insurance Co. Group of China Ltd. Class H	63,000	18,685
TravelSky Technology Ltd. Class H	18,000	37,788
TOTAL CHINA		767,966
EGYPT – 0.3%
Commercial International Bank Egypt SAE	7,121	27,690
TOTAL EGYPT		27,690
GREECE – 0.2%
JUMBO S.A.	1,617	22,603
TOTAL GREECE		22,603
HONG KONG – 2.5%
China Everbright Ltd.	12,000	15,815
China Mobile Ltd.	6,000	36,480
China Resources Pharmaceutical Group Ltd. (b)	157,500	78,599
CNOOC Ltd.	15,000	13,617
Guangdong Investment Ltd.	60,000	88,822
TOTAL HONG KONG		233,333
HUNGARY – 1.0%
Richter Gedeon Nyrt	4,437	90,507
TOTAL HUNGARY		90,507
INDIA – 9.5%
Bajaj Auto Ltd.	464	18,075

See accompanying notes which are an integral part of the financial statements.
Annual Report	18

Common Stocks – continued
	Shares	Value
INDIA – continued
Coal India Ltd.	6,476	$ 9,980
Divi's Laboratories Ltd.	3,117	132,156
Eicher Motors Ltd.	620	17,449
HCL Technologies Ltd.	2,025	23,006
HDFC Bank Ltd. (a)	6,197	98,971
HDFC Life Insurance Co. Ltd. (a)(b)	2,920	23,237
Hero MotoCorp Ltd.	521	19,684
Hindustan Unilever Ltd.	3,306	92,403
ICICI Lombard General Insurance Co. Ltd. (b)	1,136	18,947
ICICI Prudential Life Insurance Co. Ltd. (b)	3,417	18,598
Infosys Ltd.	4,740	67,837
Kotak Mahindra Bank Ltd. (a)	2,320	48,443
Nestle India Ltd.	317	73,410
Oil & Natural Gas Corp. Ltd.	10,785	9,445
Pidilite Industries Ltd.	5,258	111,421
Power Finance Corp. Ltd.	17,636	20,728
SBI Life Insurance Co. Ltd. (a)(b)	2,002	20,778
Tata Consultancy Services Ltd.	1,387	49,875
TOTAL INDIA		874,443
INDONESIA – 2.2%
Adaro Energy Tbk PT	136,600	10,508
Bank Central Asia Tbk PT	23,300	46,122
Bank Rakyat Indonesia Persero Tbk PT	165,900	38,114
Kalbe Farma Tbk PT	970,300	101,177
Telekomunikasi Indonesia Persero Tbk PT	64,300	11,519
TOTAL INDONESIA		207,440
JERSEY – 0.7%
Polymetal International PLC	2,226	47,188
WNS Holdings Ltd. ADR (a)	300	17,292
TOTAL JERSEY		64,480
MALAYSIA – 4.9%
DiGi.Com Bhd	6,900	6,261
Genting Bhd	35,300	25,147
Malayan Banking Bhd	18,400	30,999
Maxis Bhd	5,200	6,007
Nestle Malaysia Bhd	2,000	67,100
Petronas Chemicals Group Bhd	37,800	53,220
Petronas Dagangan Bhd	2,200	9,128
Petronas Gas Bhd	27,400	103,797
PPB Group Bhd	15,200	68,775
Telekom Malaysia Bhd	4,600	4,639
Westports Holdings Bhd	82,600	77,531
TOTAL MALAYSIA		452,604

	Shares	Value
MEXICO – 4.1%
America Movil S.A.B. de C.V.	42,600	$ 25,847
Bolsa Mexicana de Valores S.A.B. de C.V.	13,300	26,953
Grupo Aeroportuario del Pacifico SAB de CV Class B	11,800	97,900
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	7,935	91,375
Kimberly-Clark de Mexico SAB de CV Class A	46,100	68,313
Orbia Advance Corp. SAB de CV	36,400	64,169
TOTAL MEXICO		374,557
PHILIPPINES – 1.4%
Globe Telecom, Inc.	110	4,614
Manila Electric Co.	19,370	120,062
TOTAL PHILIPPINES		124,676
POLAND – 0.3%
Asseco Poland S.A.	939	15,185
Cyfrowy Polsat S.A.	2,471	15,386
TOTAL POLAND		30,571
QATAR – 0.5%
Qatar National Bank QPSC	9,539	46,372
TOTAL QATAR		46,372
RUSSIA – 3.0%
Gazprom PJSC	4,790	9,341
Inter RAO UES PJSC (a)	1,457,000	93,189
LUKOIL PJSC	161	8,193
MMC Norilsk Nickel PJSC	261	61,934
Mobile TeleSystems PJSC	2,706	21,161
Novatek PJSC	437	5,250
Sberbank of Russia PJSC	20,720	52,403
Surgutneftegas PJSC	8,300	3,441
Tatneft PJSC	780	4,028
VTB Bank PJSC	47,810,000	19,695
TOTAL RUSSIA		278,635
SAUDI ARABIA – 1.3%
Jarir Marketing Co.	775	35,792
Southern Province Cement Co.	4,848	86,740
TOTAL SAUDI ARABIA		122,532
SOUTH AFRICA – 3.6%
Anglo American Platinum Ltd.	960	62,946
AVI Ltd.	16,067	72,727
Capitec Bank Holdings Ltd. (a)	1,085	76,123
Kumba Iron Ore Ltd.	2,174	64,263
See accompanying notes which are an integral part of the financial statements.
19	Annual Report

Fidelity® Emerging Markets Multifactor ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
SOUTH AFRICA – continued
Mr Price Group Ltd.	4,129	$ 31,223
Vodacom Group Ltd.	3,082	23,241
TOTAL SOUTH AFRICA		330,523
SOUTH KOREA – 14.1%
Chong Kun Dang Pharmaceutical Corp.	696	93,540
Com2uSCorp	42	4,131
Daelim Industrial Co. Ltd.	1,230	84,551
DB HiTek Co. Ltd.	52	1,464
DB Insurance Co. Ltd.	900	35,097
Douzone Bizon Co. Ltd.	25	2,197
Hyundai Marine & Fire Insurance Co. Ltd.	1,778	36,510
Iljin Materials Co. Ltd.	28	1,054
Kangwon Land, Inc.	1,943	36,130
KMW Co. Ltd. (a)	35	1,922
KT&G Corp.	1,235	88,160
Kumho Petrochemical Co. Ltd.	997	116,860
LEENO Industrial, Inc.	14	1,499
LG Innotek Co. Ltd.	18	2,411
Lotte Chemical Corp.	499	102,465
NAVER Corp.	160	40,892
NCSoft Corp.	21	14,361
Pearl Abyss Corp. (a)	28	4,948
S-1 Corp.	1,110	79,824
Samsung Electro-Mechanics Co. Ltd.	69	8,118
Samsung Electronics Co. Ltd.	6,559	327,170
Samsung SDI Co. Ltd.	63	24,540
Samsung SDS Co. Ltd.	42	6,237
Seegene, Inc.	436	100,864
SK Hynix, Inc.	602	42,390
SK Telecom Co. Ltd.	49	9,241
WONIK IPS Co. Ltd. (a)	47	1,327
Woongjin Coway Co. Ltd.	589	36,024
TOTAL SOUTH KOREA		1,303,927
TAIWAN – 11.2%
Catcher Technology Co. Ltd.	3,000	18,931
Cathay Financial Holding Co. Ltd.	31,000	41,617
Chicony Electronics Co. Ltd.	5,000	15,051
Chunghwa Telecom Co. Ltd.	5,000	18,704
E.Sun Financial Holding Co. Ltd.	46,295	39,330
Elan Microelectronics Corp.	3,000	14,159
Far EasTone Telecommunications Co. Ltd.	4,000	8,391
Formosa Plastics Corp.	24,000	66,370
Foxconn Technology Co. Ltd.	8,000	14,012
Lite-On Technology Corp.	10,000	16,274
Novatek Microelectronics Corp.	2,000	18,669
Pegatron Corp.	9,000	19,351

	Shares	Value

Pou Chen Corp.	34,000	$ 29,954
Powertech Technology, Inc.	5,000	14,754
Radiant Opto-Electronics Corp.	4,000	15,732
Simplo Technology Co. Ltd.	1,000	11,135
Sino-American Silicon Products, Inc.	5,000	17,411
Taichung Commercial Bank Co. Ltd.	77,620	29,443
Taiwan Cement Corp.	38,800	55,005
Taiwan Cooperative Financial Holding Co. Ltd.	52,202	35,040
Taiwan Mobile Co. Ltd.	3,000	10,247
Taiwan Semiconductor Manufacturing Co. Ltd.	22,000	332,267
Tripod Technology Corp.	4,000	15,872
Uni-President Enterprises Corp.	35,000	75,008
United Microelectronics Corp.	27,000	28,979
Voltronic Power Technology Corp.	2,257	77,328
TOTAL TAIWAN		1,039,034
THAILAND – 1.7%
Advanced Info Service PCL	1,200	6,642
Airports of Thailand PCL	61,000	101,283
Intouch Holdings PCL Class F	2,200	3,776
The Siam Cement PCL	4,100	44,463
TOTAL THAILAND		156,164
TURKEY – 1.9%
Akbank T.A.S. (a)	37,047	21,080
BIM Birlesik Magazalar AS	7,843	62,497
Enka Insaat ve Sanayi AS	78,769	67,747
Turkiye Garanti Bankasi AS (a)	26,826	21,120
TOTAL TURKEY		172,444
UNITED ARAB EMIRATES – 0.8%
Dubai Islamic Bank PJSC	21,888	24,789
Emirates NBD Bank PJSC	9,922	25,662
Emirates Telecommunications Group Co. PJSC	5,380	24,724
TOTAL UNITED ARAB EMIRATES		75,175
UNITED STATES OF AMERICA – 0.2%
Yum China Holdings, Inc.	419	22,303
TOTAL UNITED STATES OF AMERICA		22,303
TOTAL COMMON STOCKS (Cost $9,263,497)		9,102,130
Preferred Stock – 1.4%

BRAZIL – 1.4%
Cia Paranaense de Energia	8,900	95,329

See accompanying notes which are an integral part of the financial statements.
Annual Report	20

Preferred Stock – continued
	Shares	Value
BRAZIL – continued
Itausa - Investimentos Itau S.A.	20,200	$ 31,845
TOTAL BRAZIL		127,174
RUSSIA – 0.0%
Transneft PJSC	1	1,662
TOTAL RUSSIA		1,662
TOTAL PREFERRED STOCKS (Cost $159,615)		128,836
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $9,423,112)		9,230,966
NET OTHER ASSETS (LIABILITIES) – 0.2%		17,930
NET ASSETS – 100.0%		$ 9,248,896

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $379,840 or 4.1% of net assets.
Investment Valuation
The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 862,298	$ 862,298	$ —	$ —
Consumer Discretionary	1,342,665	1,342,665	—	—
Consumer Staples	884,950	884,950	—	—
Energy	107,060	107,060	—	—
Financials	1,406,455	1,406,455	—	—
Health Care	756,797	756,797	—	—
Industrials	833,586	833,586	—	—
Information Technology	1,307,287	1,307,287	—	—
Materials	1,108,506	1,108,506	—	—
Utilities	492,526	492,526	—	—
Preferred Stock	128,836	128,836	—	—
Total Investments in Securities:	$ 9,230,966	$ 9,230,966	$ —	$ —
See accompanying notes which are an integral part of the financial statements.
21	Annual Report

Fidelity® International High Dividend ETF
Schedule of Investments October 31, 2020
Showing Percentage of Net Assets
Common Stocks – 99.4%
	Shares	Value
AUSTRALIA – 9.5%
AGL Energy Ltd.	140,120	$ 1,228,023
Australia & New Zealand Banking Group Ltd.	64,706	854,723
BHP Group Ltd.	1,863	44,194
Sonic Healthcare Ltd.	14,391	351,894
Westpac Banking Corp.	69,544	874,676
Woodside Petroleum Ltd.	56,420	694,159
Woolworths Group Ltd.	8,804	235,928
TOTAL AUSTRALIA		4,283,597
BERMUDA – 2.8%
Hongkong Land Holdings Ltd.	265,525	974,477
Jardine Matheson Holdings Ltd.	6,182	274,419
TOTAL BERMUDA		1,248,896
CANADA – 12.7%
Canadian Apartment Properties REIT	29,475	946,799
Canadian Imperial Bank of Commerce	11,300	842,235
Enbridge, Inc.	40,773	1,122,569
Inter Pipeline Ltd.	81,813	727,718
Nutrien Ltd.	964	39,157
SNC-Lavalin Group, Inc.	20,719	289,648
The Bank of Nova Scotia	19,488	808,985
The Toronto-Dominion Bank	22,025	970,960
TOTAL CANADA		5,748,071
CAYMAN ISLANDS – 4.9%
Sands China Ltd.	274,400	960,684
Wharf Real Estate Investment Co. Ltd.	324,000	1,242,964
TOTAL CAYMAN ISLANDS		2,203,648
DENMARK – 0.6%
Novo Nordisk A/S Class B	4,606	295,863
TOTAL DENMARK		295,863
FINLAND – 0.2%
Orion Oyj Class B	1,834	78,510
TOTAL FINLAND		78,510
FRANCE – 5.7%
Bouygues S.A.	12,889	422,637
Danone S.A.	2,648	146,206
Klepierre S.A. (a)	62,443	791,012
Sanofi	3,135	282,540
TOTAL S.A.	32,052	964,009
TOTAL FRANCE		2,606,404
GERMANY – 10.7%
BASF SE	676	37,065

	Shares	Value

Bayer AG	2,918	$ 137,185
Bayerische Motoren Werke AG	19,041	1,301,516
Daimler AG	30,262	1,565,130
E.ON SE	170,373	1,776,604
SAP SE	370	39,432
TOTAL GERMANY		4,856,932
HONG KONG – 1.7%
BOC Hong Kong Holdings Ltd.	277,500	769,357
TOTAL HONG KONG		769,357
JAPAN – 26.2%
Asahi Group Holdings Ltd.	5,500	169,567
Astellas Pharma, Inc.	24,300	333,561
Canon, Inc.	1,000	17,223
Daito Trust Construction Co. Ltd.	18,600	1,688,483
Haseko Corp.	88,000	1,049,703
Honda Motor Co. Ltd.	52,100	1,213,540
Japan Post Holdings Co. Ltd.	119,500	817,204
Japan Tobacco, Inc.	12,700	239,325
Komatsu Ltd.	21,200	474,739
Mitsubishi Corp.	19,600	436,003
Mitsui & Co. Ltd.	27,600	430,342
Otsuka Holdings Co. Ltd.	9,000	331,883
Sojitz Corp.	131,000	286,962
SUMCO Corp.	1,600	24,259
Sumitomo Corp.	30,200	330,629
Sumitomo Mitsui Financial Group, Inc.	36,104	994,984
The Kansai Electric Power Co., Inc.	127,300	1,157,926
Tokyo Electron Ltd.	100	26,688
Toyota Motor Corp.	28,367	1,845,999
TOTAL JAPAN		11,869,020
NETHERLANDS – 2.6%
ASML Holding N.V.	154	55,969
BE Semiconductor Industries N.V.	450	18,184
ING Groep N.V. (b)	97,953	668,515
Koninklijke Ahold Delhaize N.V.	6,954	191,087
Unilever N.V.	4,610	260,711
TOTAL NETHERLANDS		1,194,466
NORWAY – 0.2%
Mowi ASA	5,957	93,884
TOTAL NORWAY		93,884
SINGAPORE – 1.9%
DBS Group Holdings Ltd.	56,100	836,057
Venture Corp. Ltd.	1,100	15,515
TOTAL SINGAPORE		851,572

See accompanying notes which are an integral part of the financial statements.
Annual Report	22

Common Stocks – continued
	Shares	Value
SPAIN – 2.4%
Banco Santander S.A. (b)	295,150	$ 588,182
Repsol S.A.	78,075	485,650
TOTAL SPAIN		1,073,832
SWITZERLAND – 7.4%
Adecco Group AG	5,901	289,722
Nestle S.A.	6,263	704,506
Novartis AG	6,069	473,376
Roche Holding AG	1,726	555,058
UBS Group AG	114,225	1,326,633
TOTAL SWITZERLAND		3,349,295
UNITED KINGDOM – 9.9%
AstraZeneca PLC	3,476	349,041
Babcock International Group PLC	53,798	151,086
BHP Group PLC	1,906	36,725
BP PLC	255,581	649,697
British American Tobacco PLC	7,713	244,137
GlaxoSmithKline PLC	13,659	228,146
Imperial Brands PLC	8,803	139,319
Rio Tinto PLC	801	45,125
Royal Dutch Shell PLC Class B	76,152	914,736
SSE PLC	96,372	1,563,843
Wm Morrison Supermarkets PLC	76,214	160,529
TOTAL UNITED KINGDOM		4,482,384
TOTAL COMMON STOCKS (Cost $55,074,759)		45,005,731
Money Market Funds – 2.1%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (c)	10,117	$ 10,119
Fidelity Securities Lending Cash Central Fund, 0.11% (c)(d)	933,207	933,300
TOTAL MONEY MARKET FUNDS (Cost $943,419)		943,419
TOTAL INVESTMENT IN SECURITIES – 101.5% (Cost $56,018,178)		45,949,150
NET OTHER ASSETS (LIABILITIES) – (1.5%)		(658,788)
NET ASSETS – 100.0%		$ 45,290,362

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Future Contracts	3	December 2020	$267,585	$(14,963)	$(14,963)
The notional amount of futures purchased as a percentage of Net Assets is 0.6%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 864
Fidelity Securities Lending Cash Central Fund	11,137
Total	$12,001
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
See accompanying notes which are an integral part of the financial statements.
23	Annual Report

Fidelity® International High Dividend ETF
Schedule of Investments–continued
Investment Valuation
The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Consumer Discretionary	$ 7,936,572	$ 7,936,572	$ —	$ —
Consumer Staples	2,585,199	2,585,199	—	—
Energy	5,558,538	5,558,538	—	—
Financials	10,352,511	10,352,511	—	—
Health Care	3,417,057	3,417,057	—	—
Industrials	3,386,187	3,386,187	—	—
Information Technology	197,270	197,270	—	—
Materials	202,266	202,266	—	—
Real Estate	5,643,735	5,643,735	—	—
Utilities	5,726,396	5,726,396	—	—
Money Market Funds	943,419	943,419	—	—
Total Investments in Securities:	$ 45,949,150	$ 45,949,150	$ —	$ —

Derivative Instruments:
Liabilities
Futures Contracts	$ (14,963)	$ (14,963)	$ —	$ —
Total Liabilities	$ (14,963)	$ (14,963)	$ —	$ —
Total Derivative Instruments:	$ (14,963)	$ (14,963)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of October 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(14,963)
Total Equity Risk	0	(14,963)
Total Value of Derivatives	$0	$(14,963)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	24

Fidelity® International Multifactor ETF
Schedule of Investments October 31, 2020
Showing Percentage of Net Assets
Common Stocks – 98.6%
	Shares	Value
AUSTRALIA – 6.1%
Ampol Ltd.	22	$ 401
ASX Ltd.	344	19,237
BHP Group Ltd.	2,714	64,381
Coca-Cola Amatil Ltd.	8,201	71,586
Coles Group Ltd.	4,128	51,455
Commonwealth Bank of Australia	945	45,803
Fortescue Metals Group Ltd.	3,466	42,279
JB Hi-Fi Ltd.	477	15,888
Magellan Financial Group Ltd.	423	16,368
Medibank Pvt Ltd.	9,040	16,950
Rio Tinto Ltd.	630	40,893
Sonic Healthcare Ltd.	1,093	26,726
Wesfarmers Ltd.	769	24,820
TOTAL AUSTRALIA		436,787
BELGIUM – 2.0%
Aedifica S.A.	837	84,238
Etablissements Franz Colruyt N.V.	499	29,540
Sofina S.A.	77	20,002
UCB S.A.	96	9,471
TOTAL BELGIUM		143,251
BERMUDA – 0.6%
Jardine Matheson Holdings Ltd.	477	21,174
Jardine Strategic Holdings Ltd.	910	19,738
TOTAL BERMUDA		40,912
CANADA – 8.4%
Barrick Gold Corp.	2,412	64,436
BCE, Inc.	1,886	75,731
Canadian Apartment Properties REIT	1,535	49,307
Canadian Pacific Railway Ltd.	137	40,908
CI Financial Corp.	1,731	20,162
Constellation Software, Inc.	20	20,979
Enbridge, Inc.	24	661
Great-West Lifeco, Inc.	1,383	28,161
Imperial Oil Ltd.	21	279
Intact Financial Corp.	278	28,693
Kirkland Lake Gold Ltd.	918	41,791
Manulife Financial Corp.	2,337	31,654
Northland Power, Inc.	2,559	82,700
Parkland Corp.	12	293
Power Corp. of Canada	1,469	27,951
Stantec, Inc.	786	22,554
TMX Group Ltd.	260	25,244
Wheaton Precious Metals Corp.	1,012	46,405
TOTAL CANADA		607,909

	Shares	Value
DENMARK – 2.3%
Coloplast A/S Class B	78	$ 11,384
Novo Nordisk A/S Class B	630	40,468
Novozymes A/S Class B	850	51,081
Pandora A/S	312	24,710
SimCorp A/S	145	17,287
Tryg A/S	721	20,001
TOTAL DENMARK		164,931
FINLAND – 1.4%
Elisa Oyj	1,152	56,682
Kone Oyj Class B	413	32,877
Orion Oyj Class B	182	7,791
TOTAL FINLAND		97,350
FRANCE – 6.2%
Air Liquide S.A.	493	72,071
BioMerieux	54	8,039
BNP Paribas S.A. (a)	868	30,186
Bureau Veritas S.A. (a)	780	17,127
Dassault Systemes SE	121	20,656
Edenred	366	17,070
Eiffage S.A. (a)	193	14,010
Hermes International	21	19,545
La Francaise des Jeux SAEM (b)	294	11,021
Legrand S.A.	267	19,743
L'Oreal S.A.	200	64,696
LVMH Moet Hennessy Louis Vuitton SE	100	46,862
Sanofi	439	39,565
Sartorius Stedim Biotech	29	10,999
Sodexo S.A.	159	10,205
Teleperformance	68	20,412
TOTAL S.A.	23	692
Vinci S.A.	342	27,018
TOTAL FRANCE		449,917
GERMANY – 3.3%
Allianz SE	241	42,407
Beiersdorf AG	291	30,474
Deutsche Boerse AG	180	26,492
Fresenius Medical Care AG & Co. KGaA	147	11,229
Knorr-Bremse AG	207	23,975
Merck KGaA	92	13,626
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	126	29,472
Scout24 AG (b)	774	62,345
TOTAL GERMANY		240,020

See accompanying notes which are an integral part of the financial statements.
25	Annual Report

Fidelity® International Multifactor ETF
Schedule of Investments–continued
Common Stocks – continued
	Shares	Value
HONG KONG – 3.3%
BOC Hong Kong Holdings Ltd.	7,000	$ 19,407
CLP Holdings Ltd.	11,000	101,137
Hong Kong Exchanges & Clearing Ltd.	800	38,190
Sino Land Co. Ltd.	68,000	80,322
TOTAL HONG KONG		239,056
ISRAEL – 0.6%
Bank Leumi Le-Israel BM	4,680	22,187
Nice Ltd. (a)	85	19,472
TOTAL ISRAEL		41,659
ITALY – 4.6%
Enel SpA	11,700	93,139
Eni SpA	39	273
Hera SpA	19,975	62,823
Italgas SpA	11,711	67,690
Moncler SpA (a)	542	21,693
Recordati Industria Chimica e Farmaceutica SpA	159	8,240
Snam SpA	15,289	74,621
TOTAL ITALY		328,479
JAPAN – 23.4%
Astellas Pharma, Inc.	1,800	24,708
Central Japan Railway Co.	200	24,077
Dai Nippon Printing Co. Ltd.	1,200	22,257
Daito Trust Construction Co. Ltd.	1,100	99,856
Daiwa Securities Group, Inc.	6,000	24,163
FUJIFILM Holdings Corp.	500	25,435
Haseko Corp.	1,500	17,893
Hikari Tsushin, Inc.	100	23,350
Hisamitsu Pharmaceutical Co., Inc.	500	23,795
Hoya Corp.	300	33,863
ITOCHU Corp.	1,500	35,871
Japan Exchange Group, Inc.	1,100	26,753
Kajima Corp.	2,100	22,338
Kakaku.com, Inc.	2,700	71,568
Kao Corp.	900	63,880
KDDI Corp.	2,500	66,781
Kobayashi Pharmaceutical Co. Ltd.	600	58,370
K's Holdings Corp.	1,400	17,865
M3, Inc.	500	33,609
Mitsui & Co. Ltd.	1,900	29,625
Nexon Co. Ltd.	2,300	64,221
Nippon Building Fund, Inc.	16	80,811
Nippon Telegraph & Telephone Corp.	3,000	63,019
Nissan Chemical Corp.	1,200	63,363
Nomura Research Institute Ltd.	800	23,685
NTT DOCOMO, Inc.	2,500	92,955

	Shares	Value

Obayashi Corp.	2,400	$ 19,973
Obic Co. Ltd.	100	17,744
Oji Holdings Corp.	15,200	63,830
Oracle Corp. Japan	100	10,006
ORIX Corp.	2,400	27,905
Otsuka Corp.	400	18,443
Pan Pacific International Holdings Corp.	900	19,129
Rinnai Corp.	200	19,705
Secom Co. Ltd.	300	25,239
Sekisui House Ltd.	1,100	18,167
Shionogi & Co. Ltd.	500	23,551
Skylark Holdings Co. Ltd.	1,200	17,069
Sohgo Security Services Co. Ltd.	500	23,221
Sony Corp.	600	49,784
Sumitomo Mitsui Trust Holdings, Inc.	1,000	26,626
Suntory Beverage & Food Ltd.	1,500	51,655
Taisei Corp.	800	24,833
Toppan Printing Co. Ltd.	1,500	18,983
Toyo Suisan Kaisha Ltd.	800	39,793
Trend Micro, Inc.	300	16,788
USS Co. Ltd.	1,200	21,925
TOTAL JAPAN		1,688,480
JERSEY – 0.7%
Centamin PLC	13,308	21,328
Experian PLC	832	30,305
TOTAL JERSEY		51,633
NETHERLANDS – 2.8%
ASM International N.V.	116	16,593
Euronext N.V. (b)	204	21,280
Heineken Holding N.V.	387	29,910
Koninklijke Ahold Delhaize N.V.	1,399	38,443
Unilever N.V.	1,159	65,545
Wolters Kluwer N.V.	371	30,070
TOTAL NETHERLANDS		201,841
NEW ZEALAND – 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	1,114	25,768
TOTAL NEW ZEALAND		25,768
NORWAY – 0.4%
Equinor ASA	20	254
Orkla ASA	3,122	29,421
TOTAL NORWAY		29,675
PORTUGAL – 0.0%
Galp Energia SGPS S.A.	21	170
TOTAL PORTUGAL		170

See accompanying notes which are an integral part of the financial statements.
Annual Report	26

Common Stocks – continued
	Shares	Value
SINGAPORE – 1.6%
Mapletree Industrial Trust	34,500	$ 76,807
Oversea-Chinese Banking Corp. Ltd.	3,795	23,401
Singapore Exchange Ltd.	2,800	17,757
TOTAL SINGAPORE		117,965
SPAIN – 3.2%
Aena SME S.A. (a)(b)	186	25,046
Amadeus IT Group S.A.	402	19,194
Enagas S.A.	3,037	65,553
Industria de Diseno Textil S.A. (a)	1,005	24,807
Red Electrica Corp. S.A.	4,001	70,491
Viscofan S.A.	398	26,866
TOTAL SPAIN		231,957
SWEDEN – 4.4%
Atlas Copco AB Class A	816	36,019
Epiroc AB Class A	1,891	28,255
Essity AB Class B	1,106	32,045
Evolution Gaming Group AB (b)	289	21,461
Hennes & Mauritz AB Class B	1,383	22,467
Holmen AB Class B	1,333	50,528
Industrivarden AB Class A (a)	900	24,206
L E Lundbergforetagen AB Class B (a)	434	19,532
Svenska Cellulosa AB SCA Class B (a)	3,922	53,204
Swedish Match AB	436	32,848
TOTAL SWEDEN		320,565
SWITZERLAND – 10.9%
Banque Cantonale Vaudoise	221	21,412
Belimo Holding AG	3	22,323
Cembra Money Bank AG	216	23,967
EMS-Chemie Holding AG	55	48,366
Galenica AG (b)	114	7,202
Geberit AG	53	30,185
Givaudan S.A.	14	57,066
Kuehne + Nagel International AG	144	28,767
Nestle S.A.	1,651	185,716
Novartis AG	884	68,951
Partners Group Holding AG	34	30,663
PSP Swiss Property AG	833	100,791
Roche Holding AG	255	82,005
Swisscom AG	134	68,173
Tecan Group AG	20	9,492
TOTAL SWITZERLAND		785,079
UNITED KINGDOM – 12.0%
Admiral Group PLC	729	25,921
AstraZeneca PLC	478	47,998
Auto Trader Group PLC (b)	9,270	69,400

	Shares	Value

Avast PLC (b)	2,163	$ 13,268
BHP Group PLC	2,580	49,712
British American Tobacco PLC	1,984	62,799
Diageo PLC	1,989	64,269
Direct Line Insurance Group PLC	5,295	18,040
GlaxoSmithKline PLC	1,953	32,621
Halma PLC	629	19,259
Hikma Pharmaceuticals PLC	288	9,347
Howden Joinery Group PLC (a)	3,088	25,426
IG Group Holdings PLC	2,286	22,494
Legal & General Group PLC	9,192	21,964
London Stock Exchange Group PLC	300	32,110
Next PLC	267	20,162
Persimmon PLC	636	19,210
RELX PLC	1,566	30,929
Rightmove PLC (a)	8,836	70,606
Rio Tinto PLC	1,112	62,646
Royal Dutch Shell PLC Class B	71	853
Smith & Nephew PLC	620	10,714
Tate & Lyle PLC	3,711	28,560
The Sage Group PLC	1,857	15,261
Unilever PLC	1,046	59,563
Wm Morrison Supermarkets PLC	13,227	27,860
TOTAL UNITED KINGDOM		860,992
TOTAL COMMON STOCKS (Cost $7,223,678)		7,104,396
Money Market Fund – 0.1%

Fidelity Cash Central Fund, 0.10% (c) (Cost $3,691)	3,691	3,691
TOTAL INVESTMENT IN SECURITIES – 98.7% (Cost $7,227,369)		7,108,087
NET OTHER ASSETS (LIABILITIES) – 1.3%		93,592
NET ASSETS – 100.0%		$ 7,201,679

See accompanying notes which are an integral part of the financial statements.
27	Annual Report

Fidelity® International Multifactor ETF
Schedule of Investments–continued
Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $231,023 or 3.2% of net assets.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Future Contracts	1	December 2020	$89,195	$(3,797)	$(3,797)
The notional amount of futures purchased as a percentage of Net Assets is 1.2%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$34
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
Annual Report	28

Investment Valuation
The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 761,481	$ 761,481	$ —	$ —
Consumer Discretionary	487,738	487,738	—	—
Consumer Staples	1,145,294	1,145,294	—	—
Energy	3,876	3,876	—	—
Financials	916,761	916,761	—	—
Health Care	621,162	621,162	—	—
Industrials	793,278	793,278	—	—
Information Technology	291,140	291,140	—	—
Materials	893,380	893,380	—	—
Real Estate	572,132	572,132	—	—
Utilities	618,154	618,154	—	—
Money Market Fund	3,691	3,691	—	—
Total Investments in Securities:	$ 7,108,087	$ 7,108,087	$ —	$ —

Derivative Instruments:
Liabilities
Futures Contracts	$ (3,797)	$ (3,797)	$ —	$ —
Total Liabilities	$ (3,797)	$ (3,797)	$ —	$ —
Total Derivative Instruments:	$ (3,797)	$ (3,797)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of October 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(3,797)
Total Equity Risk	0	(3,797)
Total Value of Derivatives	$0	$(3,797)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
29	Annual Report

Fidelity® International Value Factor ETF
Schedule of Investments October 31, 2020
Showing Percentage of Net Assets
Common Stocks – 99.3%
	Shares	Value
AUSTRALIA – 4.5%
Australia & New Zealand Banking Group Ltd.	11,586	$ 153,043
CSL Ltd.	799	161,349
Macquarie Group Ltd.	1,566	139,390
Rio Tinto Ltd.	2,838	184,212
TOTAL AUSTRALIA		637,994
AUSTRIA – 1.1%
ams AG (a)	5,403	115,836
OMV AG	1,766	40,525
TOTAL AUSTRIA		156,361
BERMUDA – 0.8%
Jardine Matheson Holdings Ltd.	2,675	118,743
TOTAL BERMUDA		118,743
CANADA – 8.5%
Canadian Apartment Properties REIT	199	6,392
Canadian National Railway Co.	1,808	179,464
CGI, Inc. (a)	1,461	90,585
Enbridge, Inc.	6,000	165,193
Fortis, Inc.	1,321	52,143
iA Financial Corp., Inc.	3,684	128,257
Manulife Financial Corp.	10,647	144,212
Nutrien Ltd.	6,420	260,777
The Bank of Nova Scotia	4,257	176,716
TOTAL CANADA		1,203,739
CAYMAN ISLANDS – 0.7%
CK Asset Holdings Ltd.	20,500	94,902
TOTAL CAYMAN ISLANDS		94,902
DENMARK – 2.0%
AP Moller - Maersk A/S Class B	78	124,601
Novo Nordisk A/S Class B	2,466	158,402
TOTAL DENMARK		283,003
FRANCE – 9.9%
Atos SE (a)	1,192	81,366
BNP Paribas S.A. (a)	3,912	136,046
Bouygues S.A.	3,972	130,244
Capgemini SE	884	102,087
Carrefour S.A.	3,938	61,285
Cie de Saint-Gobain (a)	4,094	159,758
Danone S.A.	1,456	80,391
Engie S.A. (a)	10,073	121,853
Peugeot S.A. (a)	8,462	152,093
Sanofi	1,674	150,868
Sodexo S.A.	1,945	124,836

	Shares	Value

TOTAL S.A.	3,873	$ 116,486
TOTAL FRANCE		1,417,313
GERMANY – 10.5%
Allianz SE	973	171,211
BASF SE	2,910	159,554
Bayer AG	1,814	85,282
Deutsche Post AG	3,130	138,693
Fresenius Medical Care AG & Co. KGaA	868	66,307
Fresenius SE & Co. KGaA	1,625	60,269
HeidelbergCement AG	2,087	119,413
Merck KGaA	550	81,461
SAP SE	1,660	176,910
Siemens AG	1,497	175,599
Uniper SE	3,369	100,699
Vonovia SE	2,474	157,982
TOTAL GERMANY		1,493,380
HONG KONG – 1.9%
AIA Group Ltd.	20,000	188,398
BOC Hong Kong Holdings Ltd.	30,000	83,174
TOTAL HONG KONG		271,572
ITALY – 1.1%
Enel SpA	19,953	158,838
TOTAL ITALY		158,838
JAPAN – 25.4%
Alfresa Holdings Corp.	7,100	129,789
Central Japan Railway Co.	1,200	144,461
Chubu Electric Power Co., Inc.	9,700	108,700
Daiwa House Industry Co. Ltd.	5,700	149,152
Fujitsu Ltd.	1,200	140,329
Hitachi Ltd.	5,000	167,496
Honda Motor Co. Ltd.	6,600	153,731
Inpex Corp.	10,000	47,063
ITOCHU Corp.	7,000	167,400
Japan Tobacco, Inc.	8,000	150,756
KDDI Corp.	6,000	160,274
Medipal Holdings Corp.	7,100	126,461
Mitsubishi Corp.	7,600	169,062
Mitsubishi UFJ Financial Group, Inc.	42,200	165,587
NEC Corp.	2,800	140,616
Nippon Telegraph & Telephone Corp.	7,000	147,044
Obayashi Corp.	14,100	117,343
ORIX Corp.	10,900	126,736
Otsuka Holdings Co. Ltd.	3,500	129,065
Panasonic Corp.	16,500	151,631
Sekisui House Ltd.	7,100	117,258
Seven & i Holdings Co. Ltd.	4,900	149,006

See accompanying notes which are an integral part of the financial statements.
Annual Report	30

Common Stocks – continued
	Shares	Value
JAPAN – continued
Shin-Etsu Chemical Co. Ltd.	1,500	$ 199,302
Sony Corp.	2,800	232,324
Taisei Corp.	4,100	127,267
TOTAL JAPAN		3,617,853
NETHERLANDS – 4.6%
Fiat Chrysler Automobiles N.V. (a)	16,358	200,874
ING Groep N.V. (a)	19,020	129,809
Koninklijke Ahold Delhaize N.V.	2,825	77,627
NN Group N.V.	3,214	112,090
Unilever N.V.	2,340	132,335
TOTAL NETHERLANDS		652,735
SINGAPORE – 2.3%
Genting Singapore Ltd.	269,500	127,300
Singapore Telecommunications Ltd.	50,100	74,480
Singapore Telecommunications Ltd.	600	896
Wilmar International Ltd.	42,400	125,446
TOTAL SINGAPORE		328,122
SPAIN – 3.8%
ACS Actividades de Construccion y Servicios S.A.	4,077	96,882
Banco Bilbao Vizcaya Argentaria S.A.	44,480	127,562
Industria de Diseno Textil S.A. (a)	7,346	181,323
Telefonica S.A.	41,864	136,835
TOTAL SPAIN		542,602
SWEDEN – 1.8%
Essity AB Class B	2,225	64,467
Volvo AB Class B (a)	10,095	196,373
TOTAL SWEDEN		260,840
SWITZERLAND – 8.7%
LafargeHolcim Ltd. (a)	2,903	124,634

	Shares	Value

Nestle S.A.	3,382	$ 380,431
Novartis AG	3,107	242,343
Roche Holding AG	878	282,353
Siemens Energy AG (a)	743	16,271
UBS Group AG	16,902	196,303
TOTAL SWITZERLAND		1,242,335
UNITED KINGDOM – 11.7%
Aviva PLC	45,606	151,844
BAE Systems PLC	16,412	84,246
BHP Group PLC	8,902	171,526
Compass Group PLC	8,675	118,337
Dialog Semiconductor PLC (a)	2,019	77,093
GlaxoSmithKline PLC	7,661	127,962
Imperial Brands PLC	11,462	181,401
J Sainsbury PLC	71,890	187,395
M&G PLC	77,156	146,302
RELX PLC	5,956	117,635
Royal Dutch Shell PLC Class B	11,607	139,423
Vodafone Group PLC	126,034	167,851
TOTAL UNITED KINGDOM		1,671,015
TOTAL COMMON STOCKS (Cost $15,237,700)		14,151,347
TOTAL INVESTMENT IN SECURITIES – 99.3% (Cost $15,237,700)		14,151,347
NET OTHER ASSETS (LIABILITIES) – 0.7%		102,204
NET ASSETS – 100.0%		$ 14,253,551

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a) Non-income producing.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Future Contracts	1	December 2020	$89,195	$(5,736)	$(5,736)
The notional amount of futures purchased as a percentage of Net Assets is 0.6%
See accompanying notes which are an integral part of the financial statements.
31	Annual Report

Fidelity® International Value Factor ETF
Schedule of Investments–continued
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$163
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Equities:
Communication Services	$ 687,380	$ 687,380	$ —	$ —
Consumer Discretionary	1,559,707	1,559,707	—	—
Consumer Staples	1,590,540	1,590,540	—	—
Energy	508,690	508,690	—	—
Financials	2,476,680	2,476,680	—	—
Health Care	1,801,911	1,801,911	—	—
Industrials	2,264,042	2,264,042	—	—
Information Technology	1,092,318	1,092,318	—	—
Materials	1,219,418	1,219,418	—	—
Real Estate	408,428	408,428	—	—
Utilities	542,233	542,233	—	—
Total Investments in Securities:	$ 14,151,347	$ 14,151,347	$ —	$ —

Derivative Instruments:
Liabilities
Futures Contracts	$ (5,736)	$ (5,736)	$ —	$ —
Total Liabilities	$ (5,736)	$ (5,736)	$ —	$ —
Total Derivative Instruments:	$ (5,736)	$ (5,736)	$ —	$ —
Value of Derivative Instruments
The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of October 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.
Primary Risk/ Derivative Type	Value
	Asset	Liabilities
Equity Risk
Futures Contracts(a)	$0	$(5,736)
Total Equity Risk	0	(5,736)
Total Value of Derivatives	$0	$(5,736)

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).
See accompanying notes which are an integral part of the financial statements.
Annual Report	32

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33

Financial Statements
Statements of Assets and Liabilities
October 31, 2020
	Fidelity Emerging Markets Multifactor ETF	Fidelity International High Dividend ETF	Fidelity International Multifactor ETF	Fidelity International Value Factor ETF
Assets
Investments in securities, at value (including securities loaned of $—, $772,732, $— and $—, respectively) – See accompanying schedule:
Unaffiliated issuers	$ 9,230,966	$ 45,005,731	$7,104,396	$14,151,347
Fidelity Central Funds	—	943,419	3,691	—
Total Investments in Securities	$ 9,230,966	$ 45,949,150	$7,108,087	$14,151,347
Segregated cash with brokers for derivative instruments	—	23,760	7,920	7,920
Cash	16,644	1,455	35,095	—
Foreign currency held at value (cost $16,736, $39,250, $5,594 and $11,625, respectively)	16,766	38,784	5,564	11,554
Dividends receivable	6,170	224,350	48,457	90,201
Receivable from investment adviser for expense reductions	114	—	75	155
Distributions receivable from Fidelity Central Funds	—	412	1	—
Total assets	9,270,660	46,237,911	7,205,199	14,261,177
Liabilities
Payable to custodian bank	—	—	—	2,078
Accrued management fees	3,499	12,719	2,935	4,883
Payable for daily variation margin on futures contracts	—	1,530	510	510
Other payables and accrued expenses	18,265	—	75	155
Collateral on securities loaned, at value	—	933,300	—	—
Total liabilities	21,764	947,549	3,520	7,626
Net Assets	$ 9,248,896	$ 45,290,362	$7,201,679	$14,253,551
Net Assets consist of:
Paid in capital	10,008,903	64,077,989	7,702,851	18,216,595
Total accumulated earnings (loss)	(760,007)	(18,787,627)	(501,172)	(3,963,044)
Net Assets	$ 9,248,896	$ 45,290,362	$7,201,679	$14,253,551
Shares outstanding	400,000	3,000,000	300,000	800,000
Net Asset Value per share	$ 23.12	$ 15.10	$ 24.01	$ 17.82
Investments at cost – Unaffiliated issuers	$ 9,423,112	$ 55,074,759	$7,223,678	$15,237,700
Investments at cost – Fidelity Central Funds	—	943,419	3,691	—
Investments at cost	$ 9,423,112	$ 56,018,178	$7,227,369	$15,237,700
See accompanying notes which are an integral part of the financial statements.
Annual Report	34

Statements of Operations
For the year ended October 31, 2020
	Fidelity Emerging Markets Multifactor ETF	Fidelity International High Dividend ETF	Fidelity International Multifactor ETF	Fidelity International Value Factor ETF
Investment Income
Dividends	$ 296,282	$ 1,504,563	$ 295,554	$ 427,736
Non-Cash dividends	—	117,297	—	23,850
Interest	7	112	—	31
Income from Fidelity Central Funds (including $—, $11,137, $— and $—, from security lending, respectively)	—	12,001	34	163
Income before foreign taxes withheld	296,289	1,633,973	295,588	451,780
Less foreign taxes withheld	(35,128)	(118,770)	(32,208)	(38,285)
Total income	261,161	1,515,203	263,380	413,495
Expenses
Management fees	41,381	156,687	38,283	53,770
Independent trustees' compensation	53	234	57	77
Proxy	114	649	75	155
Total expenses before reductions	41,548	157,570	38,415	54,002
Expense reductions	(264)	(112)	(120)	(246)
Total expenses	41,284	157,458	38,295	53,756
Net investment income (loss)	219,877	1,357,745	225,085	359,739
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(299,750)	(7,312,325)	(233,899)	(1,405,829)
Net realized gain (loss) on Fidelity Central Funds	—	11	—	—
Net realized gain (loss) on In-kind redemptions	—	2,742,067	209,011	—
Net realized gain (loss) on futures contracts	746	10,979	17,342	144
Net realized gain (loss) on foreign currency transactions	583	7,205	1,316	1,581
Total net realized gain (loss)	(298,421)	(4,552,063)	(6,230)	(1,404,104)
Change in net unrealized appreciation (depreciation) on investment securities (net of decrease in deferred foreign taxes of $(1,575), $-, $- and $-, respectively.)	(329,577)	(9,540,890)	(701,584)	(774,095)
Change in net unrealized appreciation (depreciation) on futures contracts	(248)	(21,883)	(3,797)	(7,622)
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	(207)	2,963	923	2,263
Total change in net unrealized appreciation (depreciation)	(330,032)	(9,559,810)	(704,458)	(779,454)
Net gain (loss)	(628,453)	(14,111,873)	(710,688)	(2,183,558)
Net increase (decrease) in net assets resulting from operations	$ (408,576)	$(12,754,128)	$ (485,603)	$(1,823,819)
See accompanying notes which are an integral part of the financial statements.
35	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Emerging Markets Multifactor ETF		Fidelity International High Dividend ETF
	Year ended October 31, 2020	Year ended October 31, 2019A	Year ended October 31, 2020	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 219,877	$ 201,202	$ 1,357,745	$ 1,658,285
Net realized gain (loss)	(298,421)	(267,226)	(4,552,063)	(1,337,575)
Change in net unrealized appreciation (depreciation)	(330,032)	119,793	(9,559,810)	2,188,190
Net increase (decrease) in net assets resulting from operations	(408,576)	53,769	(12,754,128)	2,508,900
Distributions to shareholders	(214,800)	(190,400)	(1,450,300)	(1,635,200)
Share transactions
Proceeds from sales of shares	—	10,008,903	34,025,327	24,648,439
Cost of shares redeemed	—	—	(18,552,856)	—
Net increase (decrease) in net assets resulting from share transactions	—	10,008,903	15,472,471	24,648,439
Total increase (decrease) in net assets	(623,376)	9,872,272	1,268,043	25,522,139
Net Assets
Beginning of year	9,872,272	—	44,022,319	18,500,180
End of year	$9,248,896	$ 9,872,272	$ 45,290,362	$44,022,319
Other Information
Shares
Sold	—	400,000	1,800,000	1,200,000
Redeemed	—	—	(900,000)	—
Net increase (decrease)	—	400,000	900,000	1,200,000

A	For the period February 26, 2019 (commencement of operations) to October 31, 2019.
See accompanying notes which are an integral part of the financial statements.
Annual Report	36

Statements of Changes in Net Assets
	Fidelity International Multifactor ETF		Fidelity International Value Factor ETF
	Year ended October 31, 2020	Year ended October 31, 2019A	Year ended October 31, 2020	Year ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 225,085	$ 219,486	$ 359,739	$ 477,322
Net realized gain (loss)	(6,230)	(135,315)	(1,404,104)	(928,086)
Change in net unrealized appreciation (depreciation)	(704,458)	582,626	(779,454)	1,562,648
Net increase (decrease) in net assets resulting from operations	(485,603)	666,797	(1,823,819)	1,111,884
Distributions to shareholders	(266,800)	(214,400)	(346,400)	(508,200)
Share transactions
Proceeds from sales of shares	—	10,020,760	3,288,407	—
Cost of shares redeemed	(2,519,075)	—	—	—
Net increase (decrease) in net assets resulting from share transactions	(2,519,075)	10,020,760	3,288,407	—
Total increase (decrease) in net assets	(3,271,478)	10,473,157	1,118,188	603,684
Net Assets
Beginning of year	10,473,157	—	13,135,363	12,531,679
End of year	$ 7,201,679	$10,473,157	$14,253,551	$13,135,363
Other Information
Shares
Sold	—	400,000	200,000	—
Redeemed	(100,000)	—	—	—
Net increase (decrease)	(100,000)	400,000	200,000	—

A	For the period February 26, 2019 (commencement of operations) to October 31, 2019.
See accompanying notes which are an integral part of the financial statements.
37	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Emerging Markets Multifactor ETF
	Year ended October 31, 2020	Year ended October 31, 2019A
Selected Per-Share Data
Net asset value, beginning of period	$24.68	$25.00
Income from Investment Operations
Net investment income (loss)B	0.55	0.50
Net realized and unrealized gain (loss)	(1.57)	(0.34)
Total from investment operations	(1.02)	0.16
Distributions from net investment income	(0.54)	(0.48)
Total distributions	(0.54)	(0.48)
Net asset value, end of period	$23.12	$24.68
Total ReturnC,D,E	(4.03)%	0.66%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%	.45% H
Expenses net of fee waivers, if any	.45%	.45% H
Expenses net of all reductions	.45%	.45% H
Net investment income (loss)	2.39%	3.05% H
Supplemental Data
Net assets, end of period (000 omitted)	$9,249	$9,872
Portfolio turnover rateI	66%	34% J

A	For the period February 26, 2019 (commencement of operations) to October 31, 2019.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Annual Report	38

Financial Highlights
	Fidelity International High Dividend ETF
	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018A
Selected Per-Share Data
Net asset value, beginning of period	$ 20.96	$ 20.56	$ 25.08
Income from Investment Operations
Net investment income (loss)B	0.60	1.04	0.82
Net realized and unrealized gain (loss)	(5.81)	0.31	(4.63)
Total from investment operations	(5.21)	1.35	(3.81)
Distributions from net investment income	(0.65)	(0.95)	(0.71)
Total distributions	(0.65)	(0.95)	(0.71)
Net asset value, end of period	$ 15.10	$ 20.96	$ 20.56
Total ReturnC,D,E	(24.98)%	6.84%	(15.44)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%	.39%	.39% H
Expenses net of fee waivers, if any	.39%	.39%	.39% H
Expenses net of all reductions	.39%	.39%	.39% H
Net investment income (loss)	3.38%	5.07%	4.59% H
Supplemental Data
Net assets, end of period (000 omitted)	$45,290	$44,022	$18,500
Portfolio turnover rateI,J	82%	47%	42% K

A	For the period January 16, 2018 (commencement of operations) to October 31, 2018.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
39	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity International Multifactor ETF
	Year ended October 31, 2020	Year ended October 31, 2019A
Selected Per-Share Data
Net asset value, beginning of period	$26.18	$ 25.05
Income from Investment Operations
Net investment income (loss)B	0.57	0.55
Net realized and unrealized gain (loss)	(2.07)	1.12
Total from investment operations	(1.50)	1.67
Distributions from net investment income	(0.67)	(0.54)
Total distributions	(0.67)	(0.54)
Net asset value, end of period	$24.01	$ 26.18
Total ReturnC,D,E	(5.73)%	6.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%	.39% H
Expenses net of fee waivers, if any	.39%	.39% H
Expenses net of all reductions	.39%	.39% H
Net investment income (loss)	2.29%	3.18% H
Supplemental Data
Net assets, end of period (000 omitted)	$7,202	$10,473
Portfolio turnover rateI,J	69%	35% K

A	For the period February 26, 2019 (commencement of operations) to October 31, 2019.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
Annual Report	40

Financial Highlights
	Fidelity International Value Factor ETF
	Year ended October 31, 2020	Year ended October 31, 2019	Year ended October 31, 2018A
Selected Per-Share Data
Net asset value, beginning of period	$ 21.89	$ 20.89	$ 25.00
Income from Investment Operations
Net investment income (loss)B	0.51	0.80	0.62
Net realized and unrealized gain (loss)	(4.09)	1.05	(4.18)
Total from investment operations	(3.58)	1.85	(3.56)
Distributions from net investment income	(0.49)	(0.85)	(0.55)
Total distributions	(0.49)	(0.85)	(0.55)
Net asset value, end of period	$ 17.82	$ 21.89	$ 20.89
Total ReturnC,D,E	(16.32)%	9.04%	(14.46)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%	.39%	.39% H
Expenses net of fee waivers, if any	.39%	.39%	.39% H
Expenses net of all reductions	.39%	.39%	.39% H
Net investment income (loss)	2.60%	3.74%	3.38% H
Supplemental Data
Net assets, end of period (000 omitted)	$14,254	$13,135	$12,532
Portfolio turnover rateI	76% J	56%	65% J,K

A	For the period January 16, 2018 (commencement of operations) to October 31, 2018.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.
See accompanying notes which are an integral part of the financial statements.
41	Annual Report

Notes to Financial Statements
For the period ended October 31, 2020
1. Organization.
Fidelity Emerging Markets Multifactor ETF (formerly Fidelity Targeted Emerging Markets Factor ETF), Fidelity International High Dividend ETF, Fidelity International Multifactor ETF (formerly Fidelity Targeted International Factor ETF) and Fidelity International Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds’ investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.
In November 2020, the Board of Trustees approved a change in the name of Fidelity Targeted Emerging Markets Factor ETF and Fidelity Targeted International Factor ETF to Fidelity Emerging Markets Multifactor ETF and Fidelity International Multifactor ETF, respectively, effective December 1, 2020.
2. Investments in Fidelity Central Funds.
The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds’ Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures
Annual Report	42

3. Significant Accounting Policies – continued

contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2020, is included at the end of each applicable Fund’s Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca for Fidelity International High Dividend ETF and Fidelity International Value Factor ETF and of Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Emerging Markets Multifactor ETF and Fidelity International Multifactor ETF, normally 4:00 p.m. Eastern time. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Multifactor ETF is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.
43	Annual Report

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Emerging Markets Multifactor ETF	$ 9,445,511	$ 893,994	$ (1,108,539)	$ (214,545)
Fidelity International High Dividend ETF	56,562,648	230,302	(10,843,800)	(10,613,498)
Fidelity International Multifactor ETF	7,270,297	537,787	(699,997)	(162,210)
Fidelity International Value Factor ETF	15,311,728	680,118	(1,840,499)	(1,160,381)
The tax-based components of distributable earnings as of period end were as follows for each Fund:
	Undistributed ordinary income	Undistributed capital gains	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Emerging Markets Multifactor ETF	$ 23,561	$ —	$ (550,930)	$ (232,638)
Fidelity International High Dividend ETF	62,682	—	(8,241,124)	(10,609,184)
Fidelity International Multifactor ETF	711	—	(340,920)	(160,963)
Fidelity International Value Factor ETF	40,869	—	(2,845,663)	(1,158,249)
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.
	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Emerging Markets Multifactor ETF	$ (451,257)	$ (99,673)	$ (550,930)
Fidelity International High Dividend ETF	(4,434,825)	(3,806,299)	(8,241,124)
Fidelity International Multifactor ETF	(268,778)	(72,142)	(340,920)
Fidelity International Value Factor ETF	(912,557)	(1,933,106)	(2,845,663)
The tax character of distributions paid was as follows:
October 31, 2020
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity Emerging Markets Multifactor ETF	$ 214,800	$ —	$ —	$ 214,800
Fidelity International High Dividend ETF	1,450,300	—	—	1,450,300
Fidelity International Multifactor ETF	266,800	—	—	266,800
Fidelity International Value Factor ETF	346,400	—	—	346,400

October 31, 2019
Fidelity Emerging Markets Multifactor ETF	$ 190,400	$ —	$ —	$ 190,400
Fidelity International High Dividend ETF	1,635,200	—	—	1,635,200
Fidelity International Multifactor ETF	214,400	—	—	214,400
Fidelity International Value Factor ETF	508,200	—	—	508,200
Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.
Annual Report	44

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.
The Funds' use of derivatives increased or decreased their exposure to the following risk:
Equity risk        Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.
	Purchases	Sales
Fidelity Emerging Markets Multifactor ETF	$ 6,038,962	$ 6,003,204
Fidelity International High Dividend ETF	34,005,138	32,755,017
Fidelity International Multifactor ETF	6,669,640	6,824,592
Fidelity International Value Factor ETF	10,493,714	10,352,380
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-kind Subscriptions	In-kind Redemptions
Fidelity Emerging Markets Multifactor ETF	$ —	$ —
Fidelity International High Dividend ETF	32,310,857	18,209,237
Fidelity International Multifactor ETF	—	2,433,124
Fidelity International Value Factor ETF	3,154,106	—
45	Annual Report

Notes to Financial Statements  – continued
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .39% of each Fund’s average net assets for Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".
Fidelity Emerging Markets Multifactor ETF’s management fee is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.
Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund’s daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Securities lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International High Dividend ETF	$ —	$ —	$ —
8. Expense Reductions.
Through arrangements with each applicable Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund’s expenses by the following amounts:
Amount
Fidelity Emerging Markets Multifactor ETF	$ 150
Fidelity International High Dividend ETF	112
Fidelity International Multifactor ETF	45
Fidelity International Value Factor ETF	91
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses as follows:
Fund-Level Amount
Fidelity Emerging Markets Multifactor ETF	$ 114
Fidelity International Multifactor ETF	75
Fidelity International Value Factor ETF	155
Annual Report	46

9. Share Transactions.
The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a Fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.
10. Other.
The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
11. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.
47	Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity Emerging Markets Multifactor ETF (formerly Fidelity Targeted Emerging Markets Factor ETF), Fidelity International High Dividend ETF, Fidelity International Multifactor ETF (formerly Fidelity Targeted International Factor ETF), and Fidelity International Value Factor ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF, and Fidelity International Value Factor ETF (the “Funds”), each a fund of Fidelity Covington Trust, including the schedules of investments, as of October 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from January 16, 2018 (commencement of operations) to October 31, 2018, except for Fidelity Emerging Markets Multifactor ETF and Fidelity International Multifactor ETF; the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from February 26, 2019 (commencement of operations) to October 31, 2019; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from January 16, 2018 (commencement of operations) to October 31, 2018, except for Fidelity Emerging Markets Multifactor ETF and Fidelity International Multifactor ETF; the statement of changes in net assets and the financial highlights for the year then ended and for the period from February 26, 2019 (commencement of operations) to October 31, 2019, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 16, 2020
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Annual Report	48

Premium/Discount Analysis (Unaudited)
Shares of each fund are listed on NYSE Arca or CboeBZX and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund’s NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on NYSE Arca or CboeBZX.
Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund’s NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.
The chart below presents information about the differences between each fund’s daily closing market price and each fund’s NAV.
Fidelity Emerging Markets Multifactor ETF
Period Ended October 31, 2020
From commencement of operations * to October 31, 2020	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	30	7.08%	51	12.03%
25 - <50	14	3.30%	123	29.01%
50 - <75	8	1.89%	110	25.94%
75 - <100	5	1.18%	38	8.96%
100 or above	9	2.12%	36	8.49%
Total	66	15.57%	358	84.43%
*From February 28, 2019, date initially listed on the CboeBZX exchange.
Fidelity International High Dividend ETF
Period Ended October 31, 2020
From commencement of operations * to October 31, 2020	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	80	11.38%	139	19.77%
25 - <50	36	5.12%	174	24.75%
50 - <75	16	2.28%	146	20.77%
75 - <100	11	1.56%	63	8.96%
100 or above	14	1.99%	24	3.41%
Total	157	22.33%	546	77.67%
*From January 18, 2018, date initially listed on the NYSE ARCA exchange.
Fidelity International Multifactor ETF
Period Ended October 31, 2020
From commencement of operations * to October 31, 2020	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	54	12.74%	129	30.42%
25 - <50	16	3.77%	121	28.54%
50 - <75	8	1.89%	50	11.79%
75 - <100	6	1.42%	20	4.72%
100 or above	6	1.42%	14	3.30%
Total	90	21.23%	334	78.77%
*From February 28, 2019, date initially listed on the CboeBZX exchange.
49	Annual Report

Premium/Discount Analysis (Unaudited)  – continued
Fidelity International Value Factor ETF
Period Ended October 31, 2020
From commencement of operations * to October 31, 2020	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	121	17.21%	199	28.31%
25 - <50	33	4.69%	158	22.48%
50 - <75	14	1.99%	103	14.65%
75 - <100	6	0.85%	31	4.41%
100 or above	13	1.85%	25	3.56%
Total	187	26.60%	516	73.40%
*From January 18, 2018, date initially listed on the NYSE ARCA exchange.
Annual Report	50

Trustees and Officers (Unaudited)
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Bettina Doulton, each of the Trustees oversees 305 funds. Ms. Doulton oversees 204 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.
Experience, Skills, Attributes, and Qualifiﬁcations of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach and David M. Thomas serve as Co-Lead Independent Trustees and as such each (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
51	Annual Report

Trustees and Officers (Unaudited)  – continued
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2013-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Acting Chairman of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2018
Annual Report	52

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Alan J. Lacy (1953)
Year of Election or Appointment: 2018
Trustee
Mr. Lacy also serves as Trustee of other Fidelity® funds. Previously, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity), Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail), Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005), Chairman (2014-2017) and a member of the Board (2010-2017) of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes) and a member of the Board of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-2020). Mr. Lacy currently serves as a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a member of the Board of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present).
Ned C. Lautenbach (1944)
53	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Year of Election or Appointment: 2018
Trustee
Co-Lead Independent Trustee
Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).
Joseph Mauriello (1944)
Year of Election or Appointment: 2018
Trustee
Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of XL Group plc. (global insurance and re-insurance, 2006-2018).
Cornelia M. Small (1944)
Year of Election or Appointment: 2018
Trustee
Ms. Small also serves as Trustee of other Fidelity® funds. Previously, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments and a member of Scudder, Stevens & Clark and Scudder Kemper Investments. Ms. Small previously served as a member of the Board (2009-2019) and Chair of the Investment Committee (2010-2019) of the Teagle Foundation and a member of the Investment Committee of the Berkshire Taconic Community Foundation (2008-2019).
Garnett A. Smith (1947)
Year of Election or Appointment: 2013
Trustee
Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).
David M. Thomas (1949)
Year of Election or Appointment: 2018
Trustee
Co-Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Annual Report	54

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Trustee
Year of Election or Appointment: 2013
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Offiﬃcers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Lloyd James Austin, III (1953)
Year of Election or Appointment: 2020
Member of the Advisory Board
General Austin also serves as a Member of the Advisory Board of other Fidelity® funds. Prior to his retirement, General Austin (United States Army, Retired) held a variety of positions within the U.S. Government, including Commander, U.S. Central Command (2013-2016), Vice Chief of Staff, U.S. Army (2012-2013) and Commanding General, U.S. Forces – Iraq, Operation New Dawn (2010-2012). General Austin currently serves as a Partner of Pine Island Capital Partners (private equity, 2020-present) and as President of the Austin Strategy Group LLC (consulting, 2016-present). General Austin serves as a member of the Board of Directors of Nucor Corporation (steel products, 2017-present), as a member of the Board of Directors of Tenet Healthcare Corporation (2018-present) and as a member of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). In addition, General Austin currently serves as a member of the Board of Trustees of the Carnegie Corporation of New York (2017-present) and as a member of the Board of Trustees of Auburn University (2017-present). Previously, General Austin served as a member of the Board of Directors of United Technologies Corporation (aerospace, defense and building, 2016-2020).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2020
Member of the Advisory Board
Mr. Kennedy also serves as a Member of the Advisory Board of other Fidelity® funds. Previously, Mr. Kennedy held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).
55	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2018
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2017
Anti-Money Laundering (AML) Officer
Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Annual Report	56

Name, Year of Birth; Principal Occupation
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).
Stacie M. Smith (1974)
Year of Election or Appointment: 2018
57	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupation
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Marc L. Spector (1972)
Year of Election or Appointment: 2017
Assistant Treasurer
Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).
Annual Report	58

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2020 to October 31, 2020).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During PeriodB May 1, 2020 to October 31, 2020
Fidelity Emerging Markets Multifactor ETF	0.45%
Actual		$ 1,000.00	$ 1,115.10	$ 2.39
Hypothetical C		$ 1,000.00	$ 1,022.87	$ 2.29
Fidelity International High Dividend ETF	0.39%
Actual		$ 1,000.00	$ 984.60	$ 1.95
Hypothetical C		$ 1,000.00	$ 1,023.18	$ 1.98
Fidelity International Multifactor ETF	0.39%
Actual		$ 1,000.00	$ 1,070.70	$ 2.03
Hypothetical C		$ 1,000.00	$ 1,023.18	$ 1.98
Fidelity International Value Factor ETF	0.39%
Actual		$ 1,000.00	$ 1,038.10	$ 2.00
Hypothetical C		$ 1,000.00	$ 1,023.18	$ 1.98

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
59	Annual Report

Distributions (Unaudited)
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.
	December 2019	March 2020	June 2020	September 2020
Fidelity Emerging Markets Multifactor ETF	100%	75%	75%	75%
Fidelity International High Dividend ETF	100%	98%	98%	98%
Fidelity International Multifactor ETF	100%	96%	96%	96%
Fidelity International Value Factor ETF	100%	100%	100%	100%
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:
	Ex-Date	Income	Taxes
Fidelity Emerging Markets Multifactor ETF	12/20/2019	$ 0.7399	$ 0.1018
	3/20/2020	$ 0.7399	$ 0.1018
	6/19/2020	$ 0.7399	$ 0.1018
	9/18/2020	$ 0.7399	$ 0.1018
Fidelity International High Dividend ETF	12/20/2019	$ 0.5406	$ 0.0417
	3/20/2020	$ 0.5406	$ 0.0417
	6/19/2020	$ 0.5406	$ 0.0417
	9/18/2020	$ 0.5406	$ 0.0417
Fidelity International Multifactor ETF	12/20/2019	$ 0.9852	$ 0.1072
	3/20/2020	$ 0.9852	$ 0.1072
	6/19/2020	$ 0.9852	$ 0.1072
	9/18/2020	$ 0.9852	$ 0.1072
Fidelity International Value Factor ETF	12/20/2019	$ 0.5644	$ 0.0476
	3/20/2020	$ 0.5644	$ 0.0476
	6/19/2020	$ 0.5644	$ 0.0476
	9/18/2020	$ 0.5644	$ 0.0476
The funds will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.
Annual Report	60

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IHD-IVE-ANN-1220
1.9885304.102

Item 2.	Code of Ethics

As of the end of the period, October 31, 2020, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF (the “Fund(s)”):

Services Billed by Deloitte Entities

October 31, 2020 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Multifactor ETF	$16,500	$—	$3,500	$400
Fidelity International High Dividend ETF	$16,500	$—	$3,500	$400
Fidelity International Multifactor ETF	$16,500	$—	$3,500	$400
Fidelity International Value Factor ETF	$16,500	$—	$3,500	$400

October 31, 2019 FeesA,B

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Multifactor ETF	$15,000	$—	$2,500	$300

Fidelity International High Dividend ETF	$18,000	$—	$2,500	$300
Fidelity International Multifactor ETF	$15,000	$—	$2,500	$300
Fidelity International Value Factor ETF	$18,000	$—	$2,500	$300

A	Amounts may reflect rounding.
B	Fidelity Emerging Markets Multifactor ETF and Fidelity International Multifactor ETF commenced operations on February 26, 2019.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2020A	October 31, 2019A,B
Audit-Related Fees	$—	$290,000
Tax Fees	$—	$5,000
All Other Fees	$—	$—

A	Amounts may reflect rounding.
B	May include amounts billed prior to the Fidelity Emerging Markets Multifactor ETF and Fidelity International Multifactor ETFs’ commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

*        *        *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2020A	October 31, 2019A,B
Deloitte Entities	$517,200	$585,000

A	Amounts may reflect rounding.
B	May include amounts billed prior to the Fidelity Emerging Markets Multifactor ETF and Fidelity International Multifactor ETFs’ commencement of operations.

The trust’s Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.	Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of October 31, 2020, the members of the Audit Committee were Joseph Mauriello, Donald F. Donahue, Patricia L. Kampling, Alan J. Lacy, Garnett A. Smith and Susan Tomasky.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer
Date:	December 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer
Date:	December 18, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer
Date:	December 18, 2020